DEFERRED TAX ASSETS AND LIABILITIES (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred Tax Assets And Liabilities
2023
2024			1,745
2025	200	1,462	1,462
2026	193	1,411	1,411
2027	68	499	499
2028	113	828	828
2029	60	440
Total	$ 634	¥ 4,640	¥ 5,945